Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedged items [line items]
Raw materials and consumables	$ 373	$ 244
Work-in-progress	3	3
Finished goods	133	135
Inventories Total	509	382
Borrowings	4,419	3,902
Global Asset Based Loan Facility
Disclosure of detailed information about hedged items [line items]
Borrowings	0	0
Inventory [member]
Disclosure of detailed information about hedged items [line items]
Hedging loss	$ (1)	$ (1)